FINANCIAL INSTRUMENTS - Narrative (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Trade receivables	$ 0	$ 0
Liquidity risk
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Deferred consideration	47,000,000
Ruby Hill
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Deferred consideration	$ 47,000,000
Deferred consideration | Ruby Hill | Level 3 of fair value hierarchy | Discount rate, measurement input
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.075